THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE 2007	Momentum VULONE 2005
Momentum VULONE Lincoln VULCV	Lincoln VULCV-II Lincoln VULDB

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE 2007 Lincoln SVUL	Momentum SVULONE Lincoln SVUL-II
Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

Lincoln Life Flexible Premium Variable Account JF-A

Ensemble Exec 2006	Ensemble Protector
Ensemble Exec	Ensemble II
Ensemble Accumulator	Ensemble III

Lincoln Life Flexible Premium Variable Account JF-C

Ensemble SL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE	Momentum VULONE 2005
Lincoln VULONE 2010 Lincoln VULDB	Lincoln VULCV

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE Lincoln SVUL	Lincoln SVUL-II Elite Series

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

Ensemble II NY

Supplement dated December 30, 2011 to the Prospectus, as supplemented

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that the following fund name changes will be effective as set forth in the prospectuses for the funds.

•	LVIP Conservative Profile Fund will be changed to LVIP Protected Profile Conservative Fund;
•	LVIP Moderate Profile Fund will be changed to LVIP Protected Profile Moderate Fund;
•	LVIP Moderately Aggressive Profile Fund will be changed to LVIP Protected Profile Growth Fund.

For complete details relating to these fund name changes, please refer to the funds’ prospectuses, as supplemented. This Supplement is for informational purposes and requires no action on your part.

Please retain this Supplement for future reference.